Basis of Presentation and Summary of Significant Accounting Policies (Details 2) (USD $)	9 Months Ended
	Sep. 30, 2014 loan		Dec. 31, 2013		Dec. 31, 2012	Jan. 24, 2014
Debt Instrument [Line Items]
Mortgage Loans on Real Estate, Number of Loans	7
Debt premium	$ 1,934,000		$ 313,583
Schedule of carrying values and estimated fair values of financial instruments
Mortgage Loan Total	326,242,000		169,847,544		65,782,288
Carrying Value	624,308,000		496,033,809
Plainfield | Fair Value, Inputs, Level 3
Schedule of carrying values and estimated fair values of financial instruments
Fair Value			21,213,722		22,833,914
Carrying Value			19,958,225		20,257,850
Emporia Partners | Fair Value, Inputs, Level 3
Schedule of carrying values and estimated fair values of financial instruments
Fair Value			4,668,597		5,307,403
Carrying Value			4,442,140		4,757,113
LTI
Debt Instrument [Line Items]
Debt premium			200,000		300,000
LTI | Fair Value, Inputs, Level 3
Schedule of carrying values and estimated fair values of financial instruments
Fair Value			33,387,920		35,555,789
Carrying Value			32,822,202		33,476,326
TransDigm
Debt Instrument [Line Items]
Debt premium			100,000		200,000
TransDigm | Fair Value, Inputs, Level 3
Schedule of carrying values and estimated fair values of financial instruments
Fair Value			6,888,864		7,332,566
Carrying Value			6,711,394		6,838,716
Midland Mortgage Loan | Fair Value, Inputs, Level 3
Schedule of carrying values and estimated fair values of financial instruments
Fair Value			100,049,130
Carrying Value			105,600,000
Plainfield | Fair Value, Inputs, Level 3
Schedule of carrying values and estimated fair values of financial instruments
Fair Value	20,980,000		21,214,000
Plainfield Mortgage Loan
Schedule of carrying values and estimated fair values of financial instruments
Mortgage Loan Total	19,721,000		19,958,225		20,257,850
Emporia Partners | Fair Value, Inputs, Level 3
Schedule of carrying values and estimated fair values of financial instruments
Fair Value	4,463,000		4,669,000
Emporia Partners Mortgage Loan
Schedule of carrying values and estimated fair values of financial instruments
Mortgage Loan Total	4,194,000		4,442,140		4,757,113
LTI | Fair Value, Inputs, Level 3
Debt Instrument [Line Items]
Debt premium	100,000		200,000
Schedule of carrying values and estimated fair values of financial instruments
Fair Value	32,887,000		33,388,000
LTI Mortgage Loan
Schedule of carrying values and estimated fair values of financial instruments
Mortgage Loan Total	32,307,000	[1]	32,822,202	[1]	33,476,326
TransDigm | Fair Value, Inputs, Level 3
Schedule of carrying values and estimated fair values of financial instruments
Fair Value	6,774,000		6,889,000
TransDigm Mortgage Loan
Schedule of carrying values and estimated fair values of financial instruments
Mortgage Loan Total	6,611,000	[2]	6,711,394		6,838,716
TransDigm Mortgage Loan | Fair Value, Inputs, Level 3
Debt Instrument [Line Items]
Debt premium	100,000		100,000
Ace Hardware Property | Fair Value, Inputs, Level 3
Schedule of carrying values and estimated fair values of financial instruments
Fair Value	25,878,000		0
Ace Hardware Mortgage Loan
Debt Instrument [Line Items]
Debt premium	1,700,000
Schedule of carrying values and estimated fair values of financial instruments
Mortgage Loan Total	23,735,000	[3]	0	[3]
Ace Hardware Mortgage Loan | Fair Value, Inputs, Level 3
Debt Instrument [Line Items]
Debt premium	1,900,000
Midland Mortgage Loan
Schedule of carrying values and estimated fair values of financial instruments
Mortgage Loan Total	105,600,000		105,600,000
Midland Mortgage Loan | Fair Value, Inputs, Level 3
Schedule of carrying values and estimated fair values of financial instruments
Fair Value	102,381,000		100,049,000
AIG Loan
Schedule of carrying values and estimated fair values of financial instruments
Mortgage Loan Total	110,640,000
Carrying Value						110,640,000
AIG Loan | Fair Value, Inputs, Level 3
Schedule of carrying values and estimated fair values of financial instruments
Fair Value	117,584,000		0
TW Telecom Loan
Schedule of carrying values and estimated fair values of financial instruments
Mortgage Loan Total	21,500,000
TW Telecom Loan | Fair Value, Inputs, Level 3
Schedule of carrying values and estimated fair values of financial instruments
Fair Value	$ 21,500,000		$ 0

[1]	The carrying value does not include the debt premium of $0.1 million and $0.2 million as of September 30, 2014 and December 31, 2013, respectively.
[2]	The carrying value does not include the debt premium of $0.1 million as of September 30, 2014 and December 31, 2013.
[3]	The carrying value does not include the debt premium of $1.9 million as of September 30, 2014.